Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2018
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	May 01, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
The FX Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 10 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser seeks to achieve the Fund’s investment objective primarily through two complementary strategies:

▪ investing in investment grade income securities, and

▪ investing in foreign currency-linked securities, funds, and/or derivatives.

These two complementary primary strategies are intended to generate returns from interest income on fixed income securities and capital appreciation from currency-linked securities. The Fund defines “investment grade” fixed income securities as those rated Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Ratings Group, or if unrated, determined by the adviser of similar quality. Fixed income securities include bills, notes, bonds, debentures and other evidences of indebtedness issued by domestic or foreign corporations, governments and their agencies or instrumentalities; and exchange-traded funds (“ETFs”) and mutual funds that each invest primarily in investment grade fixed income securities. On average, the fixed income portion of the Fund’s portfolio will have an average maturity of 5 years or less, although the Fund will invest in individual securities of any maturity. The Fund also will invest in foreign currency-linked securities and/or funds, or foreign currency derivatives. These investments are based on a proprietary foreign exchange model developed by P/E Investments (the “FX Model”). The Fund expects to provide returns that approximate the returns of private funds using the FX Model.

The FX Model strategy is designed to capture returns related to trends in currency exchange rates by investing primarily in securities of domestic and foreign (i) limited partnerships, (ii) limited liability companies, (iii) currency-linked ETFs, (iv) currency-linked mutual funds, (v) commodity pools, and (vi) other types of pooled investment vehicles (collectively, “Underlying Funds”), and/or currency forward, futures and swap contracts. Each commodity pool Underlying Fund invests according to its own manager’s currency sub-strategy by investing primarily in one or a combination of foreign currency denominated (i) fixed income securities, (ii) swap contracts, (iii) futures contracts, (iv) forward contracts or (v) spot contracts. The FX Model strategy uses multiple factors and quantitative techniques to analyze macroeconomic and financial indicators to determine long and short positions in currencies. The adviser expects that by utilizing the FX Model developed by P/E Investments, that analyzes macroeconomic and financial factors including relative interest and inflation rates, this strategy will seek to identify currency-linked investments that will generate consistent positive absolute returns. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities that it believes will generate income or capital appreciation and sells them when a fair-value price target is achieved or fundamentals have diverged from the adviser’s investment thesis. The adviser invests long or short in derivatives as substitutes for securities to achieve capital appreciation and terminates these positions when a fair-value price target is achieved or fundamentals have diverged from the adviser’s investment thesis.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investment in securities and derivatives as well as the Fund’s indirect risks through investing in ETFs, mutual funds, commodity pools and Underlying Funds.

• Commodity Pool Risk: Commodity Pools are privately offered investment vehicles that are not registered under The Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this prospectus, will not be subject to all of the investor protections of the 1940 Act. Commodity pools may incur a significant degree of leverage which can magnify the Fund’s potential loss or gain. Commodity pools are also subject to investment advisory fees and other expenses, including performance fees, which will be indirectly paid by the Fund.

• Credit Risk: Issuers and counterparties will not make payments on securities and other investments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: Currency-related forward, futures and swap contracts involve leverage risk, tracking risk and counterparty default risk.

• ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds may be higher than other mutual funds that invest directly in securities.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Currency investing and trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage Risk: Using derivatives to increase the Fund’s or an Underlying Fund’s combined long and short currency exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk: The adviser’s reliance on the FX Model strategy and its judgments about the attractiveness, value and potential appreciation of particular currencies and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and currency market risks may affect the value of individual securities which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and currency markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest its total assets in the fewer issuers than a diversified Fund. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified Fund.

• Short Position Risk: The Fund will incur a loss as a result of a direct or Underlying Fund’s short currency position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.

• Underlying Funds Risk: Underlying Funds, including currency-linked ETFs and currency-linked mutual funds, are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest its total assets in the fewer issuers than a diversified Fund. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.fxstrategyfund.com or by calling 1-855-397-8728.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-397-8728
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fxstrategyfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return For Calendar Years Ended December 31, 2017
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Fourth Quarter 2016	26.86%
Worst Quarter	First Quarter 2016	(12.16)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.16%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index do not reflect any fees or expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

The FX Strategy Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.83%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.23%	[1]
The FX Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FXFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	704
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,769
Annual Return 2012	rr_AnnualReturn2012	(7.92%)
Annual Return 2013	rr_AnnualReturn2013	(7.67%)
Annual Return 2014	rr_AnnualReturn2014	30.96%
Annual Return 2015	rr_AnnualReturn2015	9.41%
Annual Return 2016	rr_AnnualReturn2016	9.12%
Annual Return 2017	rr_AnnualReturn2017	(18.96%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(18.96%)
5 Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2011
The FX Strategy Fund | Class I Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.22%)
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
The FX Strategy Fund | Class I Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.57%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%

[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Management fee payable to the adviser under the Advisory Agreement is 1.00% for Class I shares. However, the adviser has contractually agreed to waive a portion of its management fee (0.50%) for Class I shares until at least April 30, 2019. The Fund has agreed to waive all 12b-1 fees for the Class I shares for the period from May 1, 2012 until at least April 30, 2019. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.